Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Operating loss carryforward	¥ 139,726	¥ 26,104
Deductible research and development expenses	5,204	628
Advertising expense	6,538	7,931
Allowance for doubtful accounts, credit losses and impairment losses		1,723
Other temporary book/tax differences		1,850
Valuation allowances	(116,218)	(21,684)
Total	35,250	16,552
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	13,954
Estimated profit arising from future renewal commissions	92,964
PRC dividend withholding taxes	26,730
Fair value adjustments of long-lived assets from business acquisition	103,426
Total	¥ 237,074